SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2017
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES

NOTE 19 – SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES:

	Year Ended December 31
	2017	*2016	*2015
	U.S. dollars in thousands
Payroll and related expenses	5,012	301	334
Share-based payments	387	65	20
Professional services	1,778	947	883
Samples	1,569	—	—
Travel and related expenses	2,236	81	23
Office-related expenses	395	86	53
Other	637	75	73
	12,014	1,555	1,386

*Reclassified to conform to the current year presentation.